Property, plant and equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Property, plant and equipment
Impairment loss	kr 0		kr 0		kr 0
Changes in property, plant and equipment
Beginning of period	13,650	[1]	14,855
End of period	13,457		13,650	[1]	14,855
Leasehold improvements
Changes in property, plant and equipment
Beginning of period	10,800		10,800
Transfer	(27)
Additions	3,918
Depreciation for the year	157		118
Retirements	918
End of period	13,773		10,800		10,800
Depreciation for the financial year has been charged as:
Research and development expenses	134		100
Administrative expenses	23		18
Total	157		118
Leasehold improvements | Carrying amount
Changes in property, plant and equipment
Beginning of period	186
End of period	3,913		186
Leasehold improvements | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	10,614		10,496
Transfer	(27)
Retirements	884
End of period	kr 9,860		10,614		10,496
Office building | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Office building | Maximum
Property, plant and equipment
Useful lives of asset (in years)	13 years
Plant and machinery
Changes in property, plant and equipment
Beginning of period	kr 55,545		53,629
Transfer	0
Additions	3,419
Depreciation for the year	3,483		3,941
Retirements	1,811		832
End of period	57,153		55,545		53,629
Depreciation for the financial year has been charged as:
Research and development expenses	3,483		3,941
Administrative expenses	0
Total	3,483		3,941
Plant and machinery | Restatement
Changes in property, plant and equipment
Beginning of period	2,748
End of period			2,748
Plant and machinery | Carrying amount
Changes in property, plant and equipment
Beginning of period	13,650
End of period	13,457		13,650
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	41,895		38,774
Transfer	0
Retirements	1,682		820
End of period	kr 43,696		41,895		38,774
Plant and machinery | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Plant and machinery | Maximum
Property, plant and equipment
Useful lives of asset (in years)	10 years
Other fixtures and fittings
Changes in property, plant and equipment
Beginning of period	kr 5,130		4,382
Transfer	27
Additions	7,630
Depreciation for the year	1,085		449
Retirements	286		542
End of period	12,501		5,130		4,382
Depreciation for the financial year has been charged as:
Research and development expenses	926		382
Administrative expenses	159		67
Total	1,085		449
Other fixtures and fittings | Restatement
Changes in property, plant and equipment
Beginning of period	1,290
End of period			1,290
Other fixtures and fittings | Carrying amount
Changes in property, plant and equipment
Beginning of period	1,794
End of period	8,337		1,794
Other fixtures and fittings | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	3,336		3,429
Transfer	27
Retirements	284		542
End of period	kr 4,164		3,336		3,429
Other fixtures and fittings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	3 years
Other fixtures and fittings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Assets under construction
Changes in property, plant and equipment
Beginning of period	kr 0		0
Transfer	0
Additions	14,001
Depreciation for the year	0		0
Retirements	0		0
End of period	14,001		0		0
Depreciation for the financial year has been charged as:
Research and development expenses	0		0
Administrative expenses	0		0
Total	0		0
Assets under construction | Restatement
Changes in property, plant and equipment
Beginning of period	0
End of period			0
Assets under construction | Carrying amount
Changes in property, plant and equipment
Beginning of period	0
End of period	14,001		0
Assets under construction | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	0		0
Transfer	0
Retirements	0		0
End of period	kr 0		kr 0		kr 0

[1]	See note 1 to the consolidated financial statements.